Income Taxes - Summary of Amount of Cash Paid for Income Taxes (Net of Refunds) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total income taxes paid, net of refunds	$ 111,788
United Kingdom [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
United Kingdom	0
India [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	16,881
Singapore [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	32,264
Canada [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	33,650
Poland [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	17,925
Germany [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	10,237
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 831